PROPERTY AND EQUIPMENT, NET (Details Textual)	6 Months Ended						6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2002 CNY	Jun. 30, 2013 Property, Plant and Equipment [Member] USD ($)	Jun. 30, 2012 Property, Plant and Equipment [Member] USD ($)
Depreciation and amortization	$ 300,840	$ 246,448					$ 229,392	$ 246,448
Building Pledged as Collateral	2,444,115		15,000,000	2,407,200	10,000,000
Land Use Rights Purchase Price						1,944,000